Schedule of Investments
May 31, 2020 (unaudited)
Archer Focus Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 94.65%

Air Courier Services - 2.04%
FedEx Corp.	286	37,340

Aircraft Engines & Engine Parts - 4.05%
Honeywell International, Inc.	269	39,234
Raytheon Technologies Corp.	543	35,034

		74,268

Biological Products (No Diagnostic Substances) - 3.25%
Biogen, Inc.	194	59,575

Electric Services - 2.73%
NextEra Energy, Inc.	196	50,090

Electromedical & Electrotherapeutic Apparatus - 2.20%
Medtronic, Plc.	410	40,418

Electronic Computers - 1.66%
Apple, Inc.	96	30,522

Food & Kindred Products - 1.53%
Nestle S.A. ADR	259	27,980

Hospital & Medical Service Plans - 2.46%
Centene Corp.	681	45,116

Measuring & Controlling Devices, Nec - 2.08%
Thermo Fisher Scientific, Inc. (2)	109	38,062

National Commercial Banks - 6.31%
Citigroup, Inc.	750	35,933
JPMorgan Chase & Co.	471	45,833
Regions Financial Corp. (2)	3,000	33,930

		115,696

Personal Credit Institutions - 3.42%
Discover Financial Services	1,320	62,713

Petroleum Refining - 2.54%
Chevron Corp.	508	46,584

Pharmaceutical Preparations - 10.08%
Bristol-Myers Squibb Co.	589	35,175
Johnson & Johnson	292	43,435
Merck & Co., Inc.	598	48,271
Pfizer, Inc.	1,517	57,934

		184,815

Radio & TV Broadcasting & Communications Equipment - 2.66%
QUALCOMM, Inc. (2)	602	48,690

Railroads, Line-Haul Operating - 3.29%
Union Pacific Corp.	355	60,300

Real Estate Investment Trusts - 1.53%
Duke Realty Corp.	816	28,136

Retail-Catalog & Mail-Order Houses - 2.00%
Amazon Com, Inc. (2)	15	36,636

Retail-Drug Stores and Proprietary Stores - 2.50%
CVS Health Corp.	700	45,899

Retail-Lumber & Other Building Materials Dealers - 2.98%
Home Depot, Inc.	220	54,666

Retail-Variety Stores - 2.26%
Wal-Mart, Inc.	334	41,436

Semiconductors & Related Devices - 7.78%
Broadcom, Inc.	164	47,768
Intel Corp.	600	37,758
NVIDIA Corp. (2)	161	57,158

		142,684

Services-Business Services, Nec - 6.81%
Accenture, Plc. Class-A	233	46,977
MasterCard, Inc. Class-A	94	28,284
PayPal Holdings, Inc. (2)	320	49,603

		124,864

Services-Computer Programming, Data Processing, Etc. - 4.92%
Alphabet, Inc. Class-A (2)	26	37,272
Facebook, Inc. Class-A (2)	235	52,896

		90,168

Services-Miscellaneous Amusement & Recreation - 2.04%
Walt Disney Co. (2)	319	37,419

Services-Prepackaged Software - 7.40%
Adobe, Inc. (2)	105	40,593
Intuit, Inc. (2)	138	40,064
Microsoft Corp.	300	54,975

		135,632

Ship & Boat Building & Repairing - 2.19%
General Dynamics Corp.	274	40,231

Telephone Communications (No Radio Telephone) - 1.92%
Verizon Communications, Inc.	615	35,289

Total Common Stock	(Cost $ 1,783,012)	1,735,229

Money Market Registered Investment Companies - 5.06%

Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class - 1.44% (3)	92,710	92,710

Total Money Market Registered Investment Companies	(Cost $ 92,710)	92,710

Total Investments - 99.70%	(Cost $ 1,875,722)	1,827,939

Other Assets less Liabilities - .30%		5,424

Total Net Assets - 100.00%		1,833,363

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$1,827,939	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$1,827,939	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at May 31, 2020.